Management of financial risk - Impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	¥ 252,274	¥ 196,781
Loss allowance	19,881	11,452
Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	45,944	13,128
Credit risk | Contract assets of transaction based and support service
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	1,818	1,960
Credit risk | Contract assets of transaction based and support service | Cost
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	98,863	112,385
Credit risk | Contract assets of transaction based and support service | Cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	98,364	111,934
Credit risk | Contract assets of transaction based and support service | Cost | Stage 2
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	499	451
Credit risk | Contract assets of transaction based and support service | Loss allowance
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	1,818	1,960
Credit risk | Contract assets of transaction based and support service | Loss allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	1,421	1,653
Credit risk | Contract assets of transaction based and support service | Loss allowance | Stage 2
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	¥ 397	¥ 307